Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information [Abstract]
Entity Registrant Name	Check-Cap Ltd.
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Entity Central Index Key	0001610590
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Address, Address Line One	Check-Cap Building
Entity Address, Address Line Two	Abba Hushi Avenue
Entity Address, Address Line Three	P.O. Box 1271
Entity Address, City or Town	Isfiya
Entity Address, Postal Zip Code	30090
Entity Address, Country	IL